Supplement dated September 1, 2021
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI), each as supplemented, if applicable, of the following fund (the Fund):
Fund	Document Dated
Columbia Funds Series Trust I
Multi-Manager International Equity Strategies Fund	Prospectus: 1/1/2021 Summary Prospectus: 1/1/2021 SAI: 9/1/2021
Angus Franklin has announced his intention to retire from Baillie Gifford Overseas Limited (Baillie Gifford) at the end of April 2022. As of such date, he will cease to serve as Portfolio Manager for the Fund and all references to Angus Franklin in the Fund’s Prospectus, Summary Prospectus, and SAI will be removed.
Additionally, effective September 1, 2021, the list of portfolio managers with respect to Baillie Gifford under the subsection “Fund Management” in the Summary Prospectus and in the “Summary of the Fund – Fund Management” section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following information:
Subadviser: Baillie Gifford Overseas Limited (Baillie Gifford)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Donald Farquharson, CFA	Investment Manager, and Partner of Baillie Gifford & Co.	Co-Portfolio Manager	2018
Angus Franklin*	Investment Manager, and Partner of Baillie Gifford & Co.	Co-Portfolio Manager	2018
Andrew Stobart	Investment Manager of Baillie Gifford	Co-Portfolio Manager	2018
Jenny Davis	Investment Manager of Baillie Gifford	Co-Portfolio Manager	2018
Tom Walsh, CFA	Investment Manager of Baillie Gifford	Co-Portfolio Manager	2018
Chris Davies	Investment Manager of Baillie Gifford	Co-Portfolio Manager	September 2021
*	Mr. Franklin is expected to retire from Baillie Gifford at the end of April 2022 and, as of such date, he will cease to serve as Co-Portfolio Manager of the Fund.
The rest of the section remains the same.
Effective September 1, 2021, the portfolio manager information with respect to Baillie Gifford under the subsection “Primary Service Providers – Portfolio Managers” in the “More Information About the Fund" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Subadviser: Baillie Gifford Overseas Limited (Baillie Gifford)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Donald Farquharson, CFA	Investment Manager, and Partner of Baillie Gifford & Co.	Co-Portfolio Manager	2018
Angus Franklin*	Investment Manager, and Partner of Baillie Gifford & Co.	Co-Portfolio Manager	2018
Andrew Stobart	Investment Manager of Baillie Gifford	Co-Portfolio Manager	2018
Jenny Davis	Investment Manager of Baillie Gifford	Co-Portfolio Manager	2018
Tom Walsh, CFA	Investment Manager of Baillie Gifford	Co-Portfolio Manager	2018
Chris Davies	Investment Manager of Baillie Gifford	Co-Portfolio Manager	September 2021
*	Mr. Franklin is expected to retire from Baillie Gifford at the end of April 2022 and, as of such date, he will cease to serve as Co-Portfolio Manager of the Fund.
Mr. Farquharson joined Baillie Gifford in 2008. Mr. Farquharson began his investment career in 1988 and earned an M.A. from University of St. Andrews.
Mr. Franklin joined Baillie Gifford in 1994. Mr. Franklin began his investment career in 1994 and earned an M.A. from University of St. Andrews.
Mr. Stobart joined Baillie Gifford in 1991. Mr. Stobart began his investment career in 1991 and earned an M.A. from Cambridge University.
Ms. Davis joined Baillie Gifford in 2011. Ms. Davis began her investment career in 2009 and earned a B.A. from Oxford University.
Mr. Walsh joined Baillie Gifford in 2009. Mr. Walsh began his investment career in 2004 and earned an LL.B. from the University of Edinburgh.
Mr. Davies joined Baillie Gifford in 2012. Mr. Davies began his investment career in 2012 and earned an M.Sc. from Goldsmiths College, an M.Mus from the Royal Welsh School of Music and Drama, and a B.A. from the University of Oxford.
The rest of the section remains the same.
SUP302_08_005_(09/21)

Effective September 1, 2021, the information with respect to Baillie Gifford under the subsection "The Investment Manager and Subadvisers – Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above mentioned Fund is hereby superseded and replaced with the following:

		Other Accounts Managed (excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance– Based Accounts**
For Funds with fiscal year ending August 31 – Information is as of August 31, 2020, unless otherwise noted
MM International Equity Strategies Fund	Baillie Gifford: Chris Davies(o)	3 PIVs 1 other account	$4.70 billion $214.00 million	None	None	Baillie Gifford	Baillie Gifford
	Jenny Davis	4 RICs 1 PIV 35 other accounts	$6.75 billion $317.00 million $16.27 billion	5 other accounts ($2.77 B)	None
	Donald Farquharson	4 RICs 2 PIVs 42 other accounts	$6.75 billion $1.61 billion $19.90 billion	6 other accounts ($3.06 B)	None
	Angus Franklin(p)	4 RICs 1 PIV 35 other accounts	$6.75 billion $317.00 million $16.27 billion	5 other accounts ($2.77 B)	None
	Andrew Stobart	6 RICs 4 PIVs 48 other accounts	$11.60 billion $2.46 billion $23.57 billion	1 RIC ($166.00 M) 1 PIV ($75.00 M) 5 other accounts ($2.77 B)	None
	Tom Walsh	4 RICs 1 PIV 35 other accounts	$6.75 billion $317.00 million $16.27 billion	5 other accounts ($2.77 B)	None
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(o)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of June 30, 2021.
(p)	Mr. Franklin is expected to retire from Baillie Gifford at the end of April 2022 and, as of such date, he will cease to serve as Co-Portfolio Manager of the Fund.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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SUP302_08_005_(09/21)